Accounts Receivable (Details) - Schedule of Allowance for Doubtful Accounts/ Credit Losses ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)
Schedule of Allowance for Doubtful Accounts/ Credit Losses [Abstract]
Balance at the beginning of the year	₨ 285	$ 3.5	₨ 475
Provision for doubtful debts/ expected credit losses (net)	551	6.7	(198)
Write offs charged against the allowance
Reclassified to held for sale
Reclassified from held for sale			8
Balance at the end of the year	₨ 836	$ 10.2	₨ 285